Acquisitions (Schedule Of Revenue And Income And Net Loss Included In Consolidated Statements of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									11 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue											$ 3,468,858	$ 4,010,274	$ 3,268,718
Net income (loss) attributable to Endo International plc	$ (368,417)	$ (96,670)	$ (1,396,518)	$ (173,828)	$ (3,337,856)	$ (218,919)	$ 343,578	$ (133,869)			$ (2,035,433)	$ (3,347,066)	$ (1,495,042)
Auxilium Pharmaceuticals, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue										$ 341,520
Net income (loss) attributable to Endo International plc										$ (469,986)
Basic and diluted net loss per share (in dollars per share)										$ (2.38)
Par Pharmaceutical Holdings, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue									$ 401,238
Net income (loss) attributable to Endo International plc									$ (4,348)
Basic and diluted net loss per share (in dollars per share)									$ (0.02)